Loans from banks and other financial institutions (Details) - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Credit From Banking Corporations Financial Institutions And Other Credit Providers [Line Items]
Current liabilities		$ 884,120	$ 212,246
Non-current liabilities		2,981,786	1,996,137
Total		3,865,906	2,208,383
Credit from banking corporations [Member]
Credit From Banking Corporations Financial Institutions And Other Credit Providers [Line Items]
Current liabilities	[1]	67,665	90,000
Non-current liabilities	[1]	0	0
Total	[1]	67,665	90,000
Loans from banking corporations and other financial institutions for project financing [Member]
Credit From Banking Corporations Financial Institutions And Other Credit Providers [Line Items]
Current liabilities		816,455	122,246
Non-current liabilities		2,861,672	1,879,758
Total		3,678,127	2,002,004
Loans from banking corporations for corporate financing [Member]
Credit From Banking Corporations Financial Institutions And Other Credit Providers [Line Items]
Current liabilities		0	0
Non-current liabilities		120,114	116,379
Total		$ 120,114	$ 116,379

[1]	The Credit from banks as of December 31, 2025, are part of short-term credit facilities totaling USD 545 million.